Related Party Transactions (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Settled in cash	$ 9,231				$ 9,231
Settled in option value					$ 167,884
Option to purchase shares					851,963
Amounts payable	293,546		$ 293,546		$ 293,546
Executive Chairman Agreement [Member] | Director [Member]
Consulting fees to director	37,500				177,115
Director [Member]
Consulting fees to director		$ 0		$ 9,230		$ 240,000
Settled in option value			$ 37,500
Amounts payable	$ 293,546				$ 293,546	$ 293,546